Risk Management - Capital adequacy ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives policies and processes for managing capital [Abstract]
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
Summary of quantitative data about what entity manages as capital	According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0% and 9.0%, a Tier 1 capital ratio of 9.5% and 10.5%, and a total capital ratio of 11.5% and 12.5% as of December 31, 2023 and 2024, respectively.	According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0% and 9.0%, a Tier 1 capital ratio of 9.5% and 10.5%, and a total capital ratio of 11.5% and 12.5% as of December 31, 2023 and 2024, respectively.
Minimum common equity tier one ratio	9.00%	8.00%
Minimum tier one ratio	10.50%	9.50%
Minimum total regulatory capital ratio	12.50%	11.50%
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 28,522,910	₩ 26,343,941
Other Tier 1 capital	4,869,567	4,596,584
Tier 2 capital	3,535,362	3,815,920
Total risk adjusted capital	36,927,839	34,756,445
Risk weighted assets for credit risk	210,365,462	195,490,941
Risk weighted assets for market risk	3,125,478	4,697,055
Risk weighted assets for operational risk	21,609,530	19,603,749
Total risk weighted assets	₩ 235,100,470	₩ 219,791,745
Common Equity Tier 1 ratio	12.13%	11.99%
Tier 1 capital ratio	14.20%	14.08%
Total capital ratio	15.71%	15.81%